FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Derivative assets	$ 3,486	$ 1,117
Total financial assets	3,486	1,117
Liabilities:
Payment obligation in connection with acquisitions		2,507
Derivative liabilities		84
Convertible bonds	25,353	29,526
Total financial liabilities	25,353	32,117
Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities
Convertible bonds	25,353	29,526
Total financial liabilities	25,353	29,526
Level 2 [Member]
Assets:
Derivative assets	3,486	1,117
Total financial assets	3,486	1,117
Liabilities:
Payment obligation in connection with acquisitions
Derivative liabilities		84
Convertible bonds
Total financial liabilities		84
Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Payment obligation in connection with acquisitions		2,507
Derivative liabilities
Convertible bonds
Total financial liabilities		$ 2,507